INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Pre-tax Income (Loss)

The following table sets forth the components of the Company’s loss before income taxes by country (in thousands):

	Nine Months Ended
	September 30,
	2022	2021
Country:
United States	$(32,083)	$(38,864)
Canada	15,898	21,311
Total loss before income taxes	$(16,185)	$(17,553)

The following table sets forth the components of the Company’s loss before income taxes by country (in thousands):

	Year Ended December 31,
	2021	2020	2019
Country
United States	$(32,757)	$(35,529)	$(27,468)
Canada	24,148	14,577	(80,032)
Total Loss Before Income Taxes	$(8,609)	$(20,952)	$(107,500)

Components of Income Tax Benefit (Provision)

The Company’s tax benefit (provision) is comprised of the following components (in thousands):

	Nine Months Ended
	September 30,
	2022	2021
Current tax benefit (provision)
Federal	$—	$8,559
State	—	—
Foreign	3,875	(286)
Total current benefit	$3,875	$8,273

The Company’s tax benefit (provision) is comprised of the following components (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current Tax Provision
Federal	$—	$—	$—
State	—	—	—
Foreign	(286)	(1,445)	—
Total current (provision)	$(286)	$(1,445)	$—
Deferred tax provision
Federal	$—	$—	$—
State	—	—	—
Foreign	8,559	—	—
Total deferred benefit (provision)	$8,559	$—	$—
Total Tax Benefit (Provision)	$8,273	$(1,445)	$—

Reconciliation of Expected Income Tax Expense

The following table sets forth a reconciliation of the statutory United States federal income tax rate to the Company’s effective income tax rate:

	Year ended December 31,
	2021	2020	2019
United States federal statutory income tax rate	21.0%	21.0%	21.0%
Impact of foreign rate differential	(15.9)	(4.2)	4.4
State taxes, net of federal benefit	2.3	2.0	0.6
Stock option cancellations	(1.1)	(0.2)	—
Contingent consideration	178.2	14.4	(18.0)
General business credits and other credits	2.4	6.6	0.4
Permanent differences	(1.4)	0.2	—
Other	(13.8)	(2.1)	(0.5)
Foreign taxes	(3.3)	(6.9)	—
Change in valuation allowance	(72.3)	(37.7)	(7.9)
Effective Income Tax Rate	96.1%	(6.9)%	—%

Schedule Components of Deferred Tax Liabilities

The Company’s deferred tax liability is comprised of the following:

	September 30, 2022	December 31, 2021
Deferred tax liabilities
IPR&D	$—	$(3,969)
Total deferred tax liabilities	$—	$(3,969)

The following table sets forth the tax effects of temporary differences that gave rise to significant portions of the Company’s deferred tax assets and liabilities (in thousands):

	December 31,
	2021	2020	2019
Deferred tax assets:
NOL carryforwards	$63,381	$57,935	$50,727
R&D credit carryforwards	4,316	3,787	4,385
Accruals and other	4,058	3,811	2,464
Capitalized start-up costs	53	70	91
Other	41	28	57
Gross deferred tax assets	71,849	65,631	57,724
Deferred tax liabilities:
IPR&D	(3,969)	(12,528)	(12,528)
Gross deferred tax liabilities	(3,969)	(12,528)	(12,528)
Valuation allowance	(71,849)	(65,631)	(57,724)
Net Deferred Tax Liability	$(3,969)	$(12,528)	$(12,528)

Schedule of Credit Carryforwards

The following table summarizes the Company’s NOL and R&D and other credit carryforwards in the United States and Canada as of December 31, 2021 (in millions):

		Expiration
	Amount	Beginning in	Through
United States:
Federal NOL carryforwards - indefinite	$101.1	None	None
Federal NOL carryforwards	$118.9	2030	2038
State NOL carryforwards	$138.4	2030	2040
Federal R&D credit carryforwards	$2.5	2027	2040
State R&D credit carryforwards	$0.8	2027	2040
Canada:
Federal non-capital loss carryforwards	$31.2	2035	2040
Federal scientific research and experimental development expense carryforwards	$5.1	2032	2040
Federal and provincial investment tax credit carryforwards	$1.2	2032	2040